                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7400

                     Van Kampen Value Municipal Income Trust

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               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas New York, New York 10020

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               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas New York, New York 10020

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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/05

  Item 1. Report to Shareholders



  The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Value Municipal Income Trust performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of October 31, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

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            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
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                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
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Performance Summary as of 10/31/05

VALUE MUNICIPAL INCOME TRUST
SYMBOL: VKV
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (3/26/93)            6.92%          5.72%

10-year                              7.28           7.06

5-year                               8.16           8.60

1-year                               4.60          -1.52
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2005

Van Kampen Value Municipal Income Trust is managed by the Adviser's Municipal Fixed Income team.(1) Current members include John Reynoldson, Executive Director and Robert Wimmel and Robert Stryker, Vice Presidents of the Adviser.

MARKET CONDITIONS

During the 12-month period ended October 31, 2005, the economy grew at a good pace, with reasonable gains in employment and sustained strength in consumer spending. Although oil prices soared, core inflation (which excludes food and energy) remained relatively benign. Continuing with the course it began in June of 2004, the Federal Open Market Committee (the Fed) raised the federal funds target rate eight times during the period. Through a "measured pace" of 25 basis point increments, the Fed brought the rate to 3.75 percent at the end of the reporting period. While the yields of short- and intermediate-term bonds moved upward in concert with the Fed's actions, the yields of long-term bonds ended the period virtually unchanged. As a result, the yield curve (which charts the difference between short-term and long-term rates) flattened.

Against this backdrop, total returns across the municipal bond market varied dramatically, with long maturity bonds outperforming short-term issues by a wide margin. As investors sought income in an environment of historically low rates, BBB rated and non-rated bonds significantly outperformed high grade debt, and credit spreads tightened markedly. Strong and steady flows of new cash into high yield municipal funds added to the demand for lower rated issues.

Sectors with a preponderance of lower rated credits performed with particular strength during the period. Tobacco revenue bonds were by far the best performing sector, supported by overall spread tightening as well as by increasing investor confidence regarding the extent of tobacco companies' future litigation risk. Health care bonds (hospitals and long-term care facilities) also fared well, boosted by strong investor demand.

Municipal bond issuance remained robust in 2005, with $336 billion of debt brought to market in the first 10 months of the year, a pace on track to beat the record issuance of 2003. Refunding activity represented a good portion of this activity, as issuers sought to refinance higher cost debt at low prevailing interest rates. Bonds backed by insurance dominated issuance and increased their market penetration to nearly 60 percent.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the trust underperformed its benchmark.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2005

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                      BASED ON     BASED ON       LEHMAN BROTHERS
                        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

                       4.60%        -1.52%             2.54%
-----------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

Throughout the period, we followed our long-standing practice of trading between liquid, high quality securities that our analysis identified as potential compelling total return opportunities. Our strategy typically involves buying these bonds when we believe they are attractively valued, and selling them when they reach our return targets. We then invest the proceeds into bonds with greater potential for future total return.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive, thereby tempering its benefits.

Reflecting our view that rates would move higher and that the yields of short-term bonds would rise faster than those of longer-term bonds, we kept the overall duration of the trust shorter than that of its benchmark index. (Duration is a measure of interest rate sensitivity.) Additionally, we constructed the portfolio according to a "barbell" structure, a strategy that was a significant positive contributor to performance. Specifically, we emphasized short-term bonds and longer-term bonds, while limiting exposure to intermediate-term bonds. Within the long-term portion of the portfolio, we favored high quality bonds with more moderate interest-rate characteristics. These bonds performed well as the yield curve flattened.

Consistent with our quality focus, securities rated AA or better represented approximately 83 percent of the portfolio at the end of the reporting period. However, we also found opportunities to enhance the yield of the portfolio by gradually and selectively adding exposure to higher-yielding BBB rated and A rated bonds. These credits accounted for approximately 15 percent of the portfolio as of October 31, 2005. Here, we focused on the health care sector, where we found a number of issues that met our stringent criteria. To fund these purchases, we pared positions in AAA and AA rated bonds. This shift enhanced the trust's overall performance.

The trust remained well diversified across the major sectors of the municipal market. At the end of the period, the largest sectors represented in the portfolio were hospitals, general purpose and public buildings.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Trust in the future.

CHANGES IN INVESTMENT POLICIES

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Trust recently approved a change in its investment policies to allow the Trust to invest up to 15% of its net assets in "inverse floating rate obligations." Floating rate obligations bear rates of interest that are adjusted periodically to reflect changes in market rates of interest. Inverse floating rate obligations have rates that vary inversely with changes in market rates of interest. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

RATINGS ALLOCATION AS OF 10/31/05           TOP FIVE SECTORS AS OF 10/31/05
AAA/Aaa                        74.8%        Hospital                         14.2%
AA/Aa                           8.3         General Purpose                  12.1
A/A                             6.9         Public Building                   9.9
BBB/Baa                         8.0         Airport                           8.3
B/B                             0.4         Public Education                  7.5
NR                              1.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a change in the advisory fee rate effective November 1, 2004 and materials it had received in approving a reorganization of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  161.6%
           ALABAMA  2.9%
$ 1,000    Birmingham Baptist Med Ctr AL Baptist Hlth
           Sys Ser A.................................         5.875%  11/15/24   $   1,058,349
  5,000    Birmingham Baptist Med Ctr AL Spl Care Fac
           Fin Auth Rev (MBIA Insd)..................         5.750   11/15/10       5,220,950
  4,000    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser
           A.........................................         5.250   01/01/23       4,186,160
      4    Mobile, AL Indl Dev Brd Solid Waste Disp
           Rev Mobile Energy Svc Co Proj Rfdg........         6.950   01/01/20             353
                                                                                 -------------
                                                                                    10,465,812
                                                                                 -------------
           ARIZONA  3.0%
  5,250    Arizona Tourism & Sports Auth Tax Rev
           Multipurpose Stad Fac Ser A (MBIA Insd)...         5.375   07/01/23       5,697,037
  2,280    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
           Oblig Irvington Proj Tucson Ser A Rfdg
           (FSA Insd)................................         7.250   07/15/10       2,333,261
  3,000    University Med Ctr Corp AZ Hosp Rev (a)...         5.000   07/01/35       2,977,320
                                                                                 -------------
                                                                                    11,007,618
                                                                                 -------------
           ARKANSAS  0.9%
  1,930    Arkansas St Cap Apprec College Svg........           *     06/01/16       1,211,596
  2,000    Arkansas St Dev Fin Auth Rev St Agy Fac
           Donaghey Plaza Proj (FSA Insd)............         5.000   06/01/34       2,052,560
                                                                                 -------------
                                                                                     3,264,156
                                                                                 -------------
           CALIFORNIA  21.3%
  2,050    California Cnty, CA Tob Securitization Agy
           Tob Merced Cnty Ser A Rfdg................         5.125   06/01/38       1,980,648
  1,000    California Cnty, CA Tob Securitization Agy
           Tob Merced Cnty Ser A Rfdg................         5.250   06/01/45         968,410
  2,500    California Hlth Fac Fin Auth Rev Cedars
           Sinai Med Ctr Rfdg........................         5.000   11/15/34       2,520,175
  3,000    California Pollutn Ctl Fin Auth Solid
           Waste Disp Rev Waste Mgmt Inc Proj Ser C
           (AMT) (a).................................         5.125   11/01/23       2,998,260
 10,000    California St (Prerefunded @ 03/01/10)
           (MBIA Insd) (c)...........................         5.500   03/01/17      10,967,000
  3,000    California St Dept Wtr Res Ser A..........         5.875   05/01/16       3,329,280
  5,000    California St Pub Wks Brd Dept Gen Svc Cap
           East End Ser A (AMBAC Insd)...............         5.125   12/01/21       5,244,750
  6,000    California St Pub Wks Brd Lease Rev Dept
           of Corrections St Prisons Ser A Rfdg
           (AMBAC Insd)..............................         5.250   12/01/13       6,586,440
  2,000    California St Pub Wks Brd Lease Rev Dept
           of Corrections St Prisons Ser A Rfdg
           (AMBAC Insd) (b)..........................         5.000   12/01/19       2,129,240
  5,000    California St Rfdg........................         5.000   02/01/19       5,177,250

 10                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$ 2,000    California Statewide Cmnty Dev Auth Rev
           Hlth Fac Adventist Hlth Ser A.............         5.000%  03/01/30   $   2,002,080
  2,000    Florin, CA Res Consv Dist Cap Impt Elk
           Grove Wtr Svc Ser A (MBIA Insd)...........         5.000   09/01/33       2,054,680
 30,000    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Ser A Rfdg............................           *     01/15/22      11,991,300
  1,000    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Sr Lien Ser A (Prerefunded @
           01/01/07).................................         6.500   01/01/32       1,040,190
  5,000    Golden St Tob Securitization Corp CA Tob
           Settlement Rev Ser A......................         5.000   06/01/45       5,016,800
  3,350    Imperial Irr Dist CA Ctf Part Elec Sys
           Proj
           (FSA Insd) (c)............................         5.250   11/01/19       3,585,739
  5,500    Port Oakland, CA Ser L (AMT) (FGIC
           Insd).....................................         5.000   11/01/32       5,564,735
  9,000    Riverside Cnty, CA Asset Leasing Corp
           Leasehold Rev Riverside Cnty Hosp Proj
           (MBIA Insd)...............................           *     06/01/21       4,207,050
                                                                                 -------------
                                                                                    77,364,027
                                                                                 -------------
           COLORADO  3.7%
  4,340    Adams & Arapahoe Cntys, CO Jt Sch Dist Ser
           A (FSA Insd)..............................         5.250   12/01/18       4,686,506
  4,290    Adams & Arapahoe Cntys, CO Jt Sch Dist Ser
           C (Prerefunded 12/01/06) (MBIA Insd)......         5.750   12/01/08       4,497,078
  2,000    Colorado Hlth Fac Auth Rev Catholic Hlth
           Initiatives Ser A (Escrowed to
           Maturity).................................         5.500   03/01/32       2,174,120
  2,000    Colorado Hlth Fac Auth Rev Covenant
           Retirement Cmnty Inc......................         5.000   12/01/35       1,951,280
                                                                                 -------------
                                                                                    13,308,984
                                                                                 -------------
           CONNECTICUT  1.4%
  5,000    Connecticut St Ser C (FGIC Insd) (b)......         5.000   04/01/22       5,257,400
                                                                                 -------------

           DISTRICT OF COLUMBIA  1.4%
  5,000    Metropolitan Washington DC Arpt Auth Sys
           Ser A (AMT) (FGIC Insd)...................         5.250   10/01/32       5,139,800
                                                                                 -------------

           FLORIDA  9.7%
  2,500    Dade Cnty, FL Wtr & Swr Sys Rev (FGIC
           Insd).....................................         5.250   10/01/21       2,599,325
    570    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
           Insd).....................................         5.950   07/01/20         607,158
  1,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Ser D (Variable Rate
           Coupon)...................................         5.000   11/15/35       1,005,470
  3,980    Jacksonville, FL Port Auth (AMT) (MBIA
           Insd).....................................         5.700   11/01/30       4,247,655
  2,780    Jacksonville, FL Port Auth (Prerefunded @
           11/01/10) (AMT) (MBIA Insd)...............         5.700   11/01/30       3,019,525
  5,000    Jea, FL Wtr & Swr Sys Rev Ser C...........         5.000   10/01/41       5,024,150

See Notes to Financial Statements                                             11

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$11,500    Miami-Dade Cnty, FL Aviation Rev Miami
           Intl Arpt (AMT) (FGIC Insd)...............         5.375%  10/01/32   $  11,932,055
 10,000    Miami-Dade Cnty, FL Spl Oblig Cap Apprec &
           Income Sub Ser A (MBIA Insd) (d)..........       0/5.000   10/01/30       6,794,700
                                                                                 -------------
                                                                                    35,230,038
                                                                                 -------------
           GEORGIA  4.3%
  5,000    Georgia Muni Elec Auth Pwr Rev Ser B
           (Escrowed to Maturity) (FGIC Insd)........         5.700   01/01/19       5,651,550
  2,210    Marietta, GA Dev Auth Rev First Mtg Life
           College Ser B (FSA Insd) (c)..............         5.375   09/01/09       2,258,001
  2,205    Municipal Elec Auth GA Comb Cycle Proj Ser
           A (MBIA Insd).............................         5.000   11/01/20       2,307,025
  4,995    Municipal Elec Auth GA Comb Turbine Proj
           Ser A (MBIA Insd).........................         5.250   11/01/20       5,338,956
                                                                                 -------------
                                                                                    15,555,532
                                                                                 -------------
           HAWAII  3.1%
 10,430    Hawaii St Dept Budget & Fin Spl Purp Rev
           Hawaiian Elec Co Inc Ser A (AMT) (MBIA
           Insd).....................................         5.650   10/01/27      11,215,588
                                                                                 -------------

           ILLINOIS  10.6%
  6,000    Chicago, IL Lakefront Millenium Pkg Fac
           (MBIA Insd) (d)...........................       0/5.750   01/01/29       6,300,840
  3,180    Illinois Hlth Fac Auth Rev Children's Mem
           Hosp (MBIA Insd)..........................         6.250   08/15/13       3,594,354
  1,485    Illinois Hlth Fac Auth Rev Evangelical
           Hosp Ser A Rfdg (FSA Insd)................         6.750   04/15/17       1,764,165
    825    Illinois Hlth Fac Auth Rev Evangelical
           Hosp Ser C (FSA Insd).....................         6.750   04/15/17         980,092
  1,000    Illinois Hlth Fac Auth Rev Highland Park
           Hosp Proj Ser A (Prerefunded @ 10/01/07)
           (MBIA Insd)...............................         5.750   10/01/17       1,066,120
  2,070    Northern IL Univ Ctf Part Hoffman Estates
           Ctr Proj (FSA Insd).......................         5.400   09/01/16       2,259,405
  5,000    Regional Trans Auth IL Ser A (AMBAC
           Insd).....................................         8.000   06/01/17       6,643,850
  5,005    Will Cnty, IL Cmnty Sch Dist (FGIC
           Insd).....................................         5.000   01/01/23       5,234,980
 10,000    Will Cnty, IL Sch Dist No 122 Ser B Rfdg
           (FGIC Insd)...............................         5.250   11/01/20      10,677,400
                                                                                 -------------
                                                                                    38,521,206
                                                                                 -------------
           KANSAS  2.1%
  3,430    Kansas St Dev Fin Auth Rev KS Proj Ser N
           (AMBAC Insd) (c)..........................         5.250   10/01/20       3,649,829
  3,615    Kansas St Dev Fin Auth Rev KS Proj Ser N
           (AMBAC Insd) (c)..........................         5.250   10/01/21       3,840,431
                                                                                 -------------
                                                                                     7,490,260
                                                                                 -------------

 12                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
           KENTUCKY  0.2%
$   500    Mount Sterling, KY Lease Rev KY League
           Cities
           Fdg Ser B.................................         6.100%  03/01/18   $     577,675
                                                                                 -------------

           LOUISIANA  5.5%
  5,000    Lafayette, LA Util Rev (MBIA Insd)........         5.250   11/01/21       5,303,500
  5,970    Louisiana Loc Govt Environment Southeastn
           LA Student Hsg Ser A (MBIA Insd) (c)......         5.250   08/01/24       6,319,245
  8,065    Louisiana St Office Fac Corp LA St Cap
           Complex Pgm (MBIA Insd) (c)...............         5.000   11/01/20       8,358,082
                                                                                 -------------
                                                                                    19,980,827
                                                                                 -------------
           MARYLAND  2.6%
  5,000    Maryland St Econ Dev Corp MD Aviation
           Admin Fac (AMT) (FSA Insd)................         5.375   06/01/20       5,308,950
  4,000    Maryland St Trans Auth Arpt Baltimore/WA
           Intl Arpt Ser B (AMT) (AMBAC Insd)........         5.125   03/01/24       4,155,840
                                                                                 -------------
                                                                                     9,464,790
                                                                                 -------------
           MASSACHUSETTS  3.3%
  2,500    Massachusetts Bay Trans Auth Ser A........         5.000   07/01/32       2,560,300
  2,500    Massachusetts St Dev Fin Agy Rev Western
           New England Ser A.........................         5.000   09/01/33       2,549,475
  1,750    Massachusetts St Hlth & Ed Fac Auth Rev
           Hlthcare Sys Covenant Hlth................         6.000   07/01/31       1,855,122
  3,000    Massachusetts St Hlth & Ed Fac Auth Rev
           UMass Mem Issue Ser D.....................         5.000   07/01/33       2,957,760
    925    Massachusetts St Indl Fin Agy Wtr
           Treatment American Hingham (AMT)..........         6.900   12/01/29         959,706
    925    Massachusetts St Indl Fin Agy Wtr
           Treatment American Hingham (AMT)..........         6.950   12/01/35         960,224
                                                                                 -------------
                                                                                    11,842,587
                                                                                 -------------
           MICHIGAN  3.9%
  5,000    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Dev Area No. 1 Proj Ser C1
           (Prerefunded @ 07/01/06)..................         6.250   07/01/25       5,204,750
  3,185    Detroit, MI Wtr Supply Sys Rev Sr Lien Ser
           A
           (MBIA Insd) (c)...........................         5.250   07/01/20       3,425,850
  2,000    Kent Hosp Fin Auth MI Rev Metro Hosp Proj
           Ser A.....................................         6.000   07/01/35       2,125,040
  3,090    Troy, MI Downtown Dev Auth Dev Rfdg (MBIA
           Insd).....................................         5.500   11/01/15       3,379,008
                                                                                 -------------
                                                                                    14,134,648
                                                                                 -------------

See Notes to Financial Statements                                             13

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MINNESOTA  0.7%
$ 1,175    Maple Grove, MN Hlthcare Fac Rev North
           Memorial Hlthcare.........................         5.000%  09/01/35   $   1,179,183
  1,200    Saint Paul, MN Hsg & Redev Auth Hosp Rev
           Healtheast Proj...........................         6.000   11/15/30       1,284,492
                                                                                 -------------
                                                                                     2,463,675
                                                                                 -------------
           MISSOURI  2.4%
  2,500    Missouri St Dev Fin Brd Infrastructure Fac
           Rev Crackerneck Creek Proj Ser C..........         5.000   03/01/26       2,520,175
  2,195    Missouri St Hlth & Ed Fac Rev Univ MO
           Columbia Arena Proj (c)...................         5.000   11/01/16       2,323,671
  4,000    Platte Cnty, MO Indl Dev Auth Trans Rev...         4.500   12/01/24       3,931,960
                                                                                 -------------
                                                                                     8,775,806
                                                                                 -------------
           NEVADA  5.6%
  8,000    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
           (FGIC Insd)...............................         5.000   07/01/36       8,188,720
  2,500    Clark Cnty, NV Econ Dev Rev Alexander
           Dawson Sch Proj...........................         5.375   05/15/33       2,578,025
  4,000    Clark Cnty, NV Indl Dev Rev Southwest Gas
           Corp Proj Ser A (AMT) (AMBAC Insd)........         5.250   07/01/34       4,126,120
    175    Nevada Hsg Div Single Family Pgm Mezz B
           (AMT) (FHA/VA Gtd)........................         6.550   10/01/12         176,967
  5,000    Reno, NV Lien Trans Proj (AMBAC Insd).....         5.250   06/01/41       5,198,450
                                                                                 -------------
                                                                                    20,268,282
                                                                                 -------------
           NEW JERSEY  9.0%
  5,000    Essex Cnty, NJ Impt Auth Rev Cnty Gtd Proj
           Consldtn Rfdg (MBIA Insd).................         5.125   10/01/20       5,316,000
  1,400    New Jersey Econ Dev Auth Rev Cigarette
           Tax.......................................         5.750   06/15/29       1,472,226
  4,350    New Jersey Econ Dev Wtr NJ Amern Wtr Co
           Inc Ser A (AMT) (FGIC Insd)...............         5.250   07/01/38       4,457,532
  2,500    New Jersey Hlthcare Fac Fin Auth Rev Gen
           Hosp Ctr at Passaic (Escrowed to Maturity)
           (FSA Insd)................................         6.750   07/01/19       3,040,650
    870    New Jersey Hlthcare Fac Fin Auth Rev Gen
           Hosp Ctr at Passaic (Escrowed to Maturity)
           (FSA Insd)................................         6.000   07/01/06         886,800
 10,000    New Jersey St Ed Fac Auth Higher Ed Cap
           Impt Ser A (AMBAC Insd)...................         5.250   09/01/20      10,734,200
  6,750    Salem Cnty, NJ Indl Pollutn Ctl Fin Auth
           Rev Pollutn Ctl Pub Svc Elec & Gas Ser A
           (AMT) (MBIA Insd).........................         5.450   02/01/32       6,764,917
                                                                                 -------------
                                                                                    32,672,325
                                                                                 -------------

 14                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEW YORK  16.4%
$ 1,935    Erie Cnty, NY Tob Asset Securitization
           Corp Ser A................................         5.000%  06/01/45   $   1,840,727
  7,000    Metropolitan Trans Auth NY Ser A Rfdg
           (FGIC Insd)...............................         5.250   11/15/31       7,387,870
  5,000    Metropolitan Trans Auth NY Svc Contract
           Ser A Rfdg (AMBAC Insd)...................         5.000   07/01/30       5,140,850
  3,000    New York City Sub Ser F-1.................         5.000   09/01/25       3,083,130
  6,000    New York City Transitional Fin Auth Rev
           Future Tax Secd Ser A Rfdg (d)............  5.500/14.000   11/01/26       6,535,560
  8,240    New York City Transitional Future Tax Secd
           Ser C Rfdg (AMBAC Insd)...................         5.250   08/01/18       8,887,994
  2,000    New York Cnty Tob Tr IV Settlement Pass
           Thru Ser A................................         5.000   06/01/45       1,902,560
  7,575    New York St Dorm Auth Rev City Univ Sys
           Con Ser A.................................         5.625   07/01/16       8,452,109
  3,845    New York St Dorm Auth Rev Secd Hosp Gen
           Hosp Rfdg.................................         5.750   02/15/20       4,219,388
  2,310    New York St Med Care Fac Fin Agy Rev Saint
           Peter's Hosp Proj Ser A (AMBAC Insd)......         5.375   11/01/13       2,314,320
  3,000    New York St Ser G (Prerefunded @
           02/01/06).................................         5.750   02/01/14       3,066,390
  5,000    New York St Urban Dev Corp Rev St Fac
           Rfdg......................................         5.700   04/01/20       5,691,150
  1,000    Westchester, NY Tob Asset Securitization
           Corp......................................         5.125   06/01/38         990,570
                                                                                 -------------
                                                                                    59,512,618
                                                                                 -------------
           NORTH CAROLINA  0.4%
  1,300    Forsyth Cnty, NC Ctf Partn (c)............         5.000   02/01/26       1,338,727
                                                                                 -------------

           OHIO  4.2%
  1,150    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj......................................         7.500   01/01/30       1,279,651
  2,000    Cuyahoga Cnty, OH Multi-Family Rev Hsg
           Dale Bridge Apt (AMT) (GNMA
           Collateralized)...........................         6.600   10/20/30       2,025,180
  3,540    Franklin Cnty, OH Hosp Rev & Impt Doctor's
           Hosp Proj Rfdg (Escrowed to Maturity).....         5.875   12/01/23       3,544,213
  1,500    Mahoning Cnty, OH Hosp Fac Forum Hlth
           Oblig Group Ser A.........................         6.000   11/15/32       1,592,655
  5,130    Muskingum Cnty, OH Hosp Fac Rev Bethesda
           Care Sys Impt Rfdg (Connie Lee Insd)
           (c).......................................         6.250   12/01/10       5,388,706
  1,220    Toledo Lucas Cnty, OH Port Auth Dev Rev
           Northwest OH Bd Fd Ser C (AMT) (c)........         6.600   11/15/15       1,286,002
                                                                                 -------------
                                                                                    15,116,407
                                                                                 -------------
           OKLAHOMA  0.5%
  1,500    Jenks, OK Aquarium Auth Rev First Mtg
           (Prerefunded 07/01/10) (MBIA Insd)........         6.100   07/01/30       1,678,905
                                                                                 -------------

See Notes to Financial Statements                                             15

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
           OREGON  2.9%
$ 5,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
           Insd).....................................         5.250%  07/01/22   $   5,356,850
  5,000    Oregon St Dept Admin Ser C Rfdg (MBIA
           Insd).....................................         5.250   11/01/18       5,362,050
                                                                                 -------------
                                                                                    10,718,900
                                                                                 -------------
           PENNSYLVANIA  2.2%
  2,000    Harrisburg, PA Auth Res Gtd Sub Ser D-2
           (FSA Insd)................................         5.000   12/01/33       2,128,660
  2,535    Pennsylvania St Higher Ed Fac Auth Rev
           UPMC Hlth Sys Ser A.......................         6.250   01/15/17       2,804,090
  1,000    Pennsylvania St Higher Ed Fac Auth Rev
           UPMC Hlth Sys Ser A.......................         6.250   01/15/18       1,104,170
  1,370    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Rev Cmnty College Ser B Rfdg (MBIA Insd)
           (c).......................................         6.500   05/01/08       1,472,257
    465    Ridley Park, PA Hosp Auth Rev Taylor Hosp
           Ser A (Escrowed to Maturity)..............         6.000   12/01/05         466,172
                                                                                 -------------
                                                                                     7,975,349
                                                                                 -------------
           SOUTH CAROLINA  2.5%
  1,000    Newberry Invtg in Newberry Cnty Sch Dist
           Proj......................................         5.000   12/01/30         995,710
  1,015    Rock Hill, SC Util Sys Rev Comb Ser C Rfdg
           (FSA Insd) (c)............................         5.000   01/01/11       1,078,021
  6,500    South Carolina Jobs Econ Dev Auth Indl Rev
           Elec & Gas Co Proj Ser A (AMBAC Insd).....         5.200   11/01/27       6,875,375
                                                                                 -------------
                                                                                     8,949,106
                                                                                 -------------
           TENNESSEE  4.3%
  1,000    Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
           CDFI Phase I LLC Proj Ser A Rfdg..........         5.000   10/01/25         978,360
  7,050    Hallsdale Powell Util Dist Knox Cnty TN
           Wtr & Swr Rev Impt Ser B (FGIC Insd)......         5.000   04/01/34       7,236,402
 12,525    Johnson City, TN Hlth & Ed Fac Brd Hosp
           Rev Cap Apprec First Mtg Ser A Rfdg (MBIA
           Insd).....................................           *     07/01/26       4,450,383
  2,500    Johnson City, TN Hlth & Ed Fac Brd Hosp
           Rev First Mtg Mtn St Hlth Ser A Rfdg (MBIA
           Insd).....................................         7.500   07/01/25       3,074,975
                                                                                 -------------
                                                                                    15,740,120
                                                                                 -------------
           TEXAS  14.8%
  1,585    Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU
           Elec Co Proj Ser C Rfdg (AMT).............         5.750   05/01/36       1,677,421
  5,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
           A Impt & Rfdg (AMT) (FGIC Insd)...........         5.500   11/01/31       5,213,650
  2,345    Denton Cnty, TX Perm Impt (Prerefunded @
           07/15/10) (c).............................         5.500   07/15/19       2,520,898

 16                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$ 1,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
           Hlthcare Ser A (Prerefunded @ 06/01/11)...         6.375%  06/01/29   $   1,139,870
  5,000    Harris Cnty, TX Sr Lien Toll Rd Rfdg (FSA
           Insd).....................................         5.125   08/15/32       5,148,300
  4,655    Houston, TX Arpt Sys Rev Sub Lien (FSA
           Insd).....................................         5.500   07/01/15       5,061,195
  3,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
           (AMT) (FSA Insd)..........................         5.625   07/01/30       3,181,230
  3,920    Lower Colorado Riv Auth TX Transmission
           Contract Rev LCRA Svc Corp Proj (FGIC
           Insd).....................................         5.000   05/15/33       3,987,189
  5,000    Matagorda Cnty, TX Navig Dist No 1 Rev
           Houston Lt Rfdg (AMT) (AMBAC Insd) (e)....         5.125   11/01/28       5,256,350
  2,000    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj.......................         7.250   01/01/31       2,061,860
  1,645    Midlothian, TX Ind Sch Dist Sch Bldg Rfdg
           (PSF Gtd).................................         5.000   02/15/27       1,704,878
  3,325    North Central, TX Hlth Fac Dev Corp Rev
           Hosp Baylor Hlthcare Sys Proj Ser A.......         5.125   05/15/29       3,378,566
  3,610    San Antonio, TX Elec & Gas Rev Sys Rfdg...         5.375   02/01/16       3,890,136
  3,960    Stafford, TX Econ Dev Corp (FGIC Insd)....         5.500   09/01/30       4,325,904
  5,000    Wylie, TX Indpt Sch Dist Rfdg (PSF Gtd)...         5.000   08/15/30       5,096,450
                                                                                 -------------
                                                                                    53,643,897
                                                                                 -------------
           UTAH  0.8%
  4,950    Intermountain Pwr Agy UT Pwr Supply Rev
           Ser A Rfdg (Escrowed to Maturity) (FGIC
           Insd).....................................           *     07/01/17       2,791,998
                                                                                 -------------

           VIRGINIA  0.5%
  1,660    Tobacco Settlement Fin Corp VA............         5.625   06/01/37       1,696,918
                                                                                 -------------

           WASHINGTON  7.7%
  5,000    Clark Cnty, WA Sch Dist 114 (FSA Insd)....         5.250   06/01/19       5,361,250
  3,630    King City, WA Ser B (Prerefunded @
           12/01/07).................................         5.900   12/01/14       3,897,204
  1,370    King Cnty, WA Ser B (Prerefunded @
           12/01/07).................................         5.900   12/01/14       1,470,846
  2,245    King Cnty, WA Ser B (Prerefunded @
           12/01/07).................................         6.625   12/01/15       2,443,683
  4,000    Washington St Pub Pwr Supply Ser A Rfdg
           (FGIC Insd) (c)...........................         7.000   07/01/08       4,360,160
 10,000    Washington St Pub Pwr Supply Ser A Rfdg
           (AMBAC Insd)..............................         5.700   07/01/09      10,365,000
                                                                                 -------------
                                                                                    27,898,143
                                                                                 -------------
           WEST VIRGINIA  1.6%
  5,920    Harrison Cnty, WV Cnty Cmnty Solid Waste
           Disp Rev West PA Pwr Co Ser C (AMT) (AMBAC
           Insd).....................................         6.750   08/01/24       5,995,421
                                                                                 -------------

See Notes to Financial Statements                                             17

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
           WISCONSIN  0.8%
$ 2,675    Wisconsin St Hlth & Ed Fac FH Hlthcare Dev
           Inc Proj (Prerefunded @ 11/15/09).........         6.250%  11/15/28   $   2,971,444
                                                                                 -------------

           PUERTO RICO  4.4%
  7,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy
           Rev Ser Y Rfdg (FSA Insd) (b).............         6.250   07/01/21       8,557,430
  3,000    Puerto Rico Comwlth Infrastructure Fin
           Auth Spl Ser B............................         5.000   07/01/41       3,013,500
  4,000    Puerto Rico Pub Bldgs Auth Gtd Pub Ed &
           Hlth Fac Ser M Rfdg (MBIA Insd)...........         5.600   07/01/08       4,241,760
                                                                                 -------------
                                                                                    15,812,690
                                                                                 -------------
TOTAL INVESTMENTS  161.6%
  (Cost $558,777,164).........................................................     585,841,679
OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%...................................       1,932,103
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (62.1%)...................    (225,185,237)
                                                                                 -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%................................   $ 362,588,545
                                                                                 =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Securities purchased on a when-issued or delayed delivery basis.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) The Trust owns 100% of the bond issuance.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e) Security converts to a fixed coupon rate at a predetermined date.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

 18                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

             FUTURES CONTRACTS OUTSTANDING AS OF OCTOBER 31, 2005:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures, December 2005
  (Current Notional Value of $105,891 per contract).........    1,269       $1,557,284
                                                                =====       ==========

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2005

ASSETS:
Total Investments (Cost $558,777,164).......................  $585,841,679
Receivables:
  Interest..................................................     8,790,149
  Investments Sold..........................................        60,000
Other.......................................................        16,657
                                                              ------------
    Total Assets............................................   594,708,485
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     5,986,020
  Investment Advisory Fee...................................       275,961
  Custodian Bank............................................        84,777
  Income Distributions--Common Shares.......................        56,028
  Other Affiliates..........................................        29,248
  Variation Margin on Futures...............................        19,828
Trustees' Deferred Compensation and Retirement Plans........       362,851
Accrued Expenses............................................       119,990
                                                              ------------
    Total Liabilities.......................................     6,934,703
Preferred Shares (including accrued distributions)..........   225,185,237
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $362,588,545
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($362,588,545 divided by
  23,555,115 shares outstanding)............................  $      15.39
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 23,555,115 shares issued and
  outstanding)..............................................  $    235,551
Paid in Surplus.............................................   330,817,133
Net Unrealized Appreciation.................................    28,621,799
Accumulated Net Realized Gain...............................     1,564,844
Accumulated Undistributed Net Investment Income.............     1,349,218
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $362,588,545
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 9,000 issued with liquidation preference of
  $25,000 per share)........................................  $225,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $587,588,545
                                                              ============

 20                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended October 31, 2005

INVESTMENT INCOME:
Interest....................................................  $ 29,036,680
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,270,109
Preferred Share Maintenance.................................       631,711
Legal.......................................................        92,638
Trustees' Fees and Related Expenses.........................        82,753
Custody.....................................................        55,435
Other.......................................................       244,906
                                                              ------------
    Total Expenses..........................................     4,377,552
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 24,659,128
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  4,814,232
  Futures...................................................     1,412,482
                                                              ------------
Net Realized Gain...........................................     6,226,714
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    40,650,218
                                                              ------------
  End of the Period:
    Investments.............................................    27,064,515
    Futures.................................................     1,557,284
                                                              ------------
                                                                28,621,799
                                                              ------------
Net Unrealized Depreciation During the Period...............   (12,028,419)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $ (5,801,705)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (4,811,744)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 14,045,679
                                                              ============

See Notes to Financial Statements                                             21

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                              FOR THE             FOR THE
                                                             YEAR ENDED          YEAR ENDED
                                                          OCTOBER 31, 2005    OCTOBER 31, 2004
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 24,659,128        $ 24,740,659
Net Realized Gain/Loss..................................       6,226,714          (4,966,234)
Net Unrealized Appreciation/Depreciation During the
  Period................................................     (12,028,419)          7,913,408

Distributions to Preferred Shareholders:
  Net Investment Income.................................      (4,811,744)         (2,460,484)
                                                            ------------        ------------

Change in Net Assets Applicable to Common Shares from
  Operations............................................      14,045,679          25,227,349

Distributions to Common Shareholders:
  Net Investment Income.................................     (20,350,905)        (23,212,687)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (6,305,226)          2,014,662
                                                            ------------        ------------

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     368,893,771         366,879,109
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $1,349,218 and $1,898,467,
  respectively).........................................    $362,588,545        $368,893,771
                                                            ============        ============

 22                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED OCTOBER 31,
                                             ------------------------------------------------
                                              2005      2004      2003     2002 (a)    2001
                                             ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $ 15.66   $ 15.58   $ 15.63   $ 15.68    $ 14.38
                                             -------   -------   -------   -------    -------
  Net Investment Income....................     1.04      1.05      1.10      1.11       1.13
  Net Realized and Unrealized Gain/Loss....    (.25)       .12      (.04)     (.06)      1.25
  Common Share Equivalent of Distributions
  Paid to Preferred Shareholders:
      Net Investment Income................    (.20)      (.10)     (.10)     (.13)      (.31)
                                             -------   -------   -------   -------    -------
Total from Investment Operations...........      .59      1.07       .96       .92       2.07
                                             -------   -------   -------   -------    -------
Distributions Paid to Common Shareholders:
  Net Investment Income....................    (.86)      (.99)    (1.01)     (.97)      (.77)
                                             -------   -------   -------   -------    -------
NET ASSET VALUE, END OF THE PERIOD.........  $ 15.39   $ 15.66   $ 15.58   $ 15.63    $ 15.68
                                             =======   =======   =======   =======    =======
Common Share Market Price at End of the
  Period...................................  $ 13.38   $ 14.46   $ 14.70   $ 14.37    $ 13.78
Total Return (b)...........................   -1.52%     5.25%     9.61%    11.50%     19.22%
Net Assets Applicable to Common Shares at
  End of the Period (In millions)..........  $ 362.6   $ 368.9   $ 366.9   $ 368.1    $ 369.3
Ratio of Expenses to Average Net Assets
  Applicable to Common Shares (c)..........    1.18%     1.32%     1.33%     1.46%      1.63%
Ratio of Net Investment Income to Average
  Net Assets Applicable to Common Shares
  (c)......................................    6.67%     6.76%     6.99%     7.22%      7.49%
Portfolio Turnover.........................      21%       24%       30%       38%        30%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
  Including Preferred Shares (c)...........     .74%      .82%      .83%      .90%      1.00%
Ratio of Net Investment Income to Average
  Net Assets Applicable to Common Shares
  (d)......................................    5.37%     6.09%     6.37%     6.36%      5.44%
SENIOR SECURITIES:
Total Preferred Shares Outstanding.........    9,000     9,000     9,000     9,000      9,000
Asset Coverage Per Preferred Share (e).....  $65,308   $65,999   $65,769   $65,910    $66,028
Involuntary Liquidating Preference Per
  Preferred Share..........................  $25,000   $25,000   $25,000   $25,000    $25,000
Average Market Value Per Preferred Share...  $25,000   $25,000   $25,000   $25,000    $25,000

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .02%. Per share, ratios, and supplemental data for the periods prior to October 31, 2002 have not been restated to reflect this change.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

See Notes to Financial Statements                                             23

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Value Municipal Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment. The Trust commenced investment operations on March 26, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At October 31, 2005, the Trust had $5,986,020 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Trust utilized capital losses carried forward of $5,643,037.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2005 continued

    At October 31, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $558,118,277
                                                              ============
Gross tax unrealized appreciation...........................  $ 29,225,256
Gross tax unrealized depreciation...........................    (1,501,854)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 27,723,402
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended October 31, 2005 and 2004 was as follows:

                                                                2005        2004
Distributions paid from:
  Ordinary income...........................................  $169,277    $185,505
  Long-term capital gain....................................       -0-         -0-
                                                              --------    --------
                                                              $169,277    $185,505
                                                              ========    ========

    Due to inherent differences in the recognition of income, expenses and realized gain/losses under accounting principles generally accepted in the United States of America and for federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to book to tax accretion differences totaling $45,728 was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $   19,108
Undistributed long-term capital gain........................   3,122,127

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of gains or losses recognized for tax purposes on open futures contracts on October 31, 2005.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2005 continued

    For the year ended October 31, 2005, the Trust recognized expenses of approximately $42,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the trust, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the trust. The costs of these services are allocated to each trust. For the year ended October 31, 2005, the Trust recognized expenses of approximately $84,400, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $137,902,554 and $124,104,864, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors, or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2005 continued

U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended October 31, 2005, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2004.............................    1,297
Futures Opened..............................................    4,619
Futures Closed..............................................   (4,647)
                                                               ------
Outstanding at October 31, 2005.............................    1,269
                                                               ======

5. PREFERRED SHARES

The Trust has outstanding 9,000 Auction Preferred Shares ("APS") in five series. Series A, B, C and D each contain 2,000 shares and Series E contains 1,000 shares. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend period for Series A and E is seven days. The dividend period for Series B, C and D is 28 days. The average rate in effect on October 31, 2005 was 2.573%. During the year ended October 31, 2005, the rates ranged from 1.400% to 2.960%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

6. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. TRUST MERGER

On November 22, 2005, the Trustees of Value Municipal Income Trust ("Target Trust") announced its intentions to merge the Target Trust into Advantage Municipal Income Trust II ("Acquiring Trust"). The Trustees of each of the trusts have approved in principle an agreement and plan of reorganization between the trusts providing for a transfer of assets and liabilities of the Target Trust to the Acquiring Trust in exchange for shares of beneficial interest of the Acquiring Trust (the "Reorganization"). The Reorganization is subject to the approval by the shareholders of the Target Trust.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Van Kampen Value

Municipal Income Trust:

We have audited the accompanying statement of assets and liabilities of Van Kampen Value Municipal Income Trust (the "Trust"), including the portfolio of investments, as of October 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the Trust's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Value Municipal Income Trust as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
December 20, 2005

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, EquiServe Trust Company, N.A., as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing EquiServe Trust Company, N.A., c/o Computershare Investor Services, P.O. Box 43010, Providence, Rhode Island 02940-3010. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Trust during its taxable year ended October 31, 2005. The Trust designated 99.3% of the income distributions as a tax-exempt income distribution. In January, the Trust provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

RESULTS OF SHAREHOLDER VOTES

The Annual Meeting of the Shareholders of the Trust was held on October 28, 2005, where shareholders voted on the election of trustees.

1) With regard to the election of the following trustees by the common shareholders of the Trust:

                                                                   # OF SHARES
                                                              ----------------------
                                                               IN FAVOR     WITHHELD
------------------------------------------------------------------------------------
R. Craig Kennedy............................................  20,768,190    410,292
Jack E. Nelson..............................................  20,761,128    417,354

2) With regard to the election of the following trustee by the preferred shareholders of the Trust:

                                                                  # OF SHARES
                                                              --------------------
                                                              IN FAVOR    WITHHELD
----------------------------------------------------------------------------------
Hugo F. Sonnenschein........................................   8,145        -0-

The other trustees of the Trust whose terms did not expire in 2005 are David C. Arch, Jerry D. Choate, Rod Dammeyer, Linda Hutton Heagy, Howard J Kerr, Wayne W. Whalen and Suzanne H. Woolsey.

Shareholder meeting has been called for January 11, 2006 to approve of an Agreement and Plan of Reorganization.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

TRUSTEES AND OFFICERS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees of the Funds serve three year terms or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

David C. Arch (60)            Trustee       Trustee    Chairman and Chief             72       Trustee/Director/Managing
Blistex Inc.                               since 1993  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (67)          Trustee       Trustee    Prior to January 1999,         70       Trustee/Director/Managing
33971 Selva Road                           since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST
TRUSTEE AND OFFICERS INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)             Trustee       Trustee    President of CAC, L.L.C.,      72       Trustee/Director/Managing
CAC, L.L.C.                                since 1993  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute. Prior to
                                                       distributor of wire,                    January 2005, Trustee of
                                                       cable and communications                the University of Chicago
                                                       connectivity products.                  Hospitals and Health
                                                       Prior to July 2000,                     Systems. Prior to April
                                                       Managing Partner of                     2004, Director of
                                                       Equity Group Corporate                  TheraSense, Inc. Prior to
                                                       Investment (EGI), a                     January 2004, Director of
                                                       company that makes                      TeleTech Holdings Inc.
                                                       private investments in                  and Arris Group, Inc.
                                                       other companies.                        Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN VALUE MUNICIPAL INCOME TRUST
TRUSTEE AND OFFICERS INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)       Trustee       Trustee    Managing Partner of            70       Trustee/Director/Managing
Heidrick & Struggles                       since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

R. Craig Kennedy (53)         Trustee       Trustee    Director and President of      70       Trustee/Director/Managing
1744 R Street, NW                          since 2003  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (70)            Trustee       Trustee    Prior to 1998, President       72       Trustee/Director/Managing
14 Huron Trace                             since 1993  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST
TRUSTEE AND OFFICERS INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)           Trustee       Trustee    President of Nelson            70       Trustee/Director/Managing
423 Country Club Drive                     since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (65)     Trustee       Trustee    President Emeritus and         72       Trustee/Director/Managing
1126 E. 59th Street                        since 1994  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee       Trustee    Chief Communications           70       Trustee/Director/Managing
(63)                                       since 2003  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

TRUSTEE AND OFFICERS INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)         Trustee      Trustee     Partner in the law firm        72       Trustee/Director/Managing
333 West Wacker Drive                      since 1993  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

TRUSTEE AND OFFICERS INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (66)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Morgan Stanley and
                                                                   Morgan Stanley & Co. Incorporated. Managing Director and
                                                                   Director of Morgan Stanley Investment Management Inc. Chief
                                                                   Administrative Officer, Managing Director and Director of
                                                                   Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                                   Services Company Inc. Managing Director and Director of
                                                                   Morgan Stanley Distributors Inc. and Morgan Stanley
                                                                   Distribution Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                                   Chief Global Operations Officer of Morgan Stanley Investment
                                                                   Management Inc. and Executive Vice President of funds in the
                                                                   Fund Complex from May 2003 to September 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Amy R. Doberman (43)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST
TRUSTEE AND OFFICERS INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)          Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              and Treasurer            since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since August 2005. Prior to
                                                                   June 2005, Vice President and Chief Financial Officer of
                                                                   Enterprise Capital Management, Inc., an investment holding company.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Trust's Chief Executive Officer has certified to the New York Stock Exchange that, as of July 18, 2005, he was not aware of any violation by the Trust of NYSE corporate governance listing standards.

The certifications by the Fund's principal executive officer and principal financial officer required by Rule 30a-2 under the 1940 Act were filed with the Trust's report to the SEC on Form N-CSR and are available on the Securities and Exchange Commission's web site at http://www.sec.gov.

  Van Kampen Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VKV ANR 1/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-02987P-Y10/05

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005 and a fourth time in September 2005. All four editions of Exhibit B are attached. Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d) Not applicable.

(e) Not applicable.

(f)
      (1)   The Trust's Code of Ethics is attached hereto as Exhibit 12A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2005

                                   REGISTRANT     COVERED ENTITIES(1)
                                   ----------     -------------------

AUDIT FEES....................     $  32,350                N/A

NON-AUDIT FEES
       AUDIT-RELATED FEES.....     $     400         $  321,000(2)
       TAX FEES...............     $   1,600(3)      $        0
       ALL OTHER FEES.........     $       0         $        0
TOTAL NON-AUDIT FEES..........     $   2,000         $  321,000

TOTAL.........................     $  34,350         $  321,000

2004

                                   REGISTRANT     COVERED ENTITIES(1)
                                   ----------     -------------------

AUDIT FEES....................     $ 29,480                  N/A

NON-AUDIT FEES
       AUDIT-RELATED FEES.....     $    370        $     198,000(2)
       TAX FEES...............     $  1,550(3)     $           0
       ALL OTHER FEES.........     $      0        $           0
TOTAL NON-AUDIT FEES..........     $  1,920        $     198,000

TOTAL.........................     $ 31,400        $     198,000

----------
N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.    STATEMENT OF PRINCIPLES

      The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

      The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

      For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

      The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

      The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

      The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

      The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.    DELEGATION

      As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.    AUDIT SERVICES

      The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

      In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

      The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.    AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

      The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.    TAX SERVICES

      The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

      Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.    ALL OTHER SERVICES

      The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

      The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

      Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.    PROCEDURES

      All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.    ADDITIONAL REQUIREMENTS

      The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.   COVERED ENTITIES

      Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      -     Van Kampen Investments Inc.

      -     Van Kampen Asset Management

      -     Van Kampen Advisors Inc.

      -     Van Kampen Funds Inc.

      -     Van Kampen Investor Services Inc.

      -     Morgan Stanley Investment Management Inc.

      -     Morgan Stanley Trust Company

      -     Morgan Stanley Investment Management Ltd.

      -     Morgan Stanley Investment Management Company

      -     Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry Choate and Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable to the Trust.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only for reports covering fiscal years on or after December 31, 2005.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT. (b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Value Municipal Income Trust

By: /s/ Ronald E. Robison
    -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 19, 2005

By: /s/ Phillip G. Goff
    -------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: December 19, 2005